As filed with the Securities and Exchange Commission on June 12, 2002
Securities Act File No. 333-

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.

FORM N-2
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒
(Check appropriate box or boxes)

Pre-Effective Amendment No. _  ☐
Post-Effective Amendment No.    ☐

MCG CAPITAL CORPORATION
(Exact name of Registrant as specified in charter)

1100 Wilson Boulevard, Suite 800
Arlington, VA 22209
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (703) 247-7500

Bryan J. Mitchell
Chairman and Chief Executive Officer
MCG Capital Corporation
1100 Wilson Boulevard
Suite 800
Arlington, VA 22209
(Name and address of agent for service)

COPIES TO

Richard A. Steinwurtzel Vasiliki B. Tsaganos Fried, Frank, Harris, Shriver & Jacobson 1001 Pennsylvania Avenue, N.W. Suite 800 Washington, DC 20004	Steven B. Boehm Cynthia M. Krus Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004	Robert S. Risoleo Lee Ann Anderson McCall Sullivan & Cromwell 1701 Pennsylvania Avenue, N.W. Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the Registration Statement becomes effective.

If any of the securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☐

It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to Section 8(c) of the Securities Act of 1933.

☒
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-86286

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Each Class of Securities to be Registered	Amount To Be Registered	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee (1)

Common Stock, $0.01 par value, per share	575,000	$18.00	$10,350,000	$952

(1)	The registration fee was calculated pursuant to Rule 457.

Incorporation Of Certain Information By Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933 by MCG Capital Corporation with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-86286), including the exhibits thereto, filed on April 15, 2002, as amended, which was declared effective on June 11, 2002 (the “Prior Registration Statement”) and includes the registration statement facing page, the signature pages, an exhibit index, a legal opinion, an accountant’s consent and the other documents listed on the exhibit index.

Certification

MCG Capital Corporation hereby certifies to the Commission that (i) it has instructed its bank to pay the Commission a filing fee of $555.00, reflecting the difference between the amount set forth on the cover page of this Registration Statement and the amount previously paid in connection with the Prior Registration Statement by a wire transfer of such amount to the Commission’s account as soon as practicable (but no later than the close of business on June 12, 2002), (ii) it will not revoke such instructions, (iii) it has sufficient funds in the relevant account to cover the amount of such filing fee and (iv) it will confirm receipt of such instructions by its bank during the bank’s regular business hours on June 12, 2002.

Signatures

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Arlington, Commonwealth of Virginia, on June 12, 2002.

MCG CAPITAL CORPORATION

By:	/s/ BRYAN J. MITCHELL
Bryan J. Mitchell Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ BRYAN J. MITCHELL Bryan J. Mitchell	Chairman and Chief Executive Officer (Principal Executive Officer)	June 12, 2002

* Steven F. Tunney	Director, President, Chief Operating Officer and Treasurer	June 12, 2002

/s/ JANET C. PERLOWSKI Janet C. Perlowski	Chief Financial Officer (Principal Financial and Accounting Officer)	June 12, 2002

* Wallace B. Millner, III	Director	June 12, 2002

* Norman W. Alpert	Director	June 12, 2002

* Joseph H. Gleberman	Director	June 12, 2002

* Jeffrey M. Bucher	Director	June 12, 2002

* Kenneth J. O’Keefe	Director	June 12, 2002

* Robert J. Merrick	Director	June 12, 2002

* Michael A. Pruzan	Director	June 12, 2002

*By	/s/ BRYAN J. MITCHELL	June 12, 2002
Bryan J. Mitchell Attorney-In-Fact

Exhibit Index

Exhibit No.	Description

2l	Opinion of Fried, Frank, Harris, Shriver & Jacobson with respect to the common stock being registered.

2n.1	Consent of Fried, Frank, Harris, Shriver & Jacobson (included in Exhibit 2l above).

2n.2	Consent of Ernst & Young LLP.